Average Annual Total Returns{- Freedom 2005 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2005 Portfolio	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2005 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFR Past 1 year	IXWFR Past 5 years	IXWFR Past 10 years
Total	4.09%	7.27%	6.43%	4.02%	7.16%	6.33%	3.82%	6.99%	6.17%	(1.54%)	3.57%	2.90%	3.86%	6.57%	5.98%